Business Combinations - Summary of Business Acquisitions Transactions (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cradlepoint [member]
Disclosure Of Business Combinations [Line Items]
Company	Cradlepoint
Description	A US company providing Wireless WAN Edge 4G and 5G solutions for the enterprise market.
Transaction date	Nov. 01, 2020	Nov. 01, 2020
Genaker [member]
Disclosure Of Business Combinations [Line Items]
Company	Genaker
Description	A Spain provider of Mission Critical Push-to-talk (MC-PTT) solutions.
Transaction date	Mar. 01, 2020
ST-Ericsson [member]
Disclosure Of Business Combinations [Line Items]
Company	ST-Ericsson
Description	The remaining shares were acquired in ST-Ericsson (previously a joint venture).
Transaction date	Dec. 01, 2019
Kathrein [member]
Disclosure Of Business Combinations [Line Items]
Company	Kathrein
Description	A German provider of antenna and filter technologies.
Transaction date	Oct. 01, 2019
CSF [member]
Disclosure Of Business Combinations [Line Items]
Company	CSF
Description	A US based company related to the iconectiv business.
Transaction date	Aug. 01, 2021
Quortus [Member]
Disclosure Of Business Combinations [Line Items]
Company	Quortus
Description	A UK based mobile core software company with expertise in enterprise 4G/5G technology.
Transaction date	Nov. 01, 2021
Axonix [Member]
Disclosure Of Business Combinations [Line Items]
Company	Axonix
Description	A UK based mobile-first programmatic advertising exchange.
Transaction date	Mar. 01, 2021